Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Number of shares	Share capital	Contributed surplus	Accumulated deficit	Revaluation surplus	Total
Balance at Dec. 31, 2022		$ 404,934	$ 47,653	$ (197,189)		$ 255,398
Balance (in Shares) at Dec. 31, 2022	224,200,170
Net loss				(108,922)		(108,922)
Change in revaluation surplus - digital assets, net of tax					9,242	9,242
Total comprehensive loss, net of tax				(108,922)	9,242	(99,680)
Transfer of revaluation surplus on disposal of digital assets to accumulated deficit, net of tax				6,301	(6,301)
Share-based payment			10,915			10,915
Issuance of common shares		93,901				93,901
Issuance of common shares (in Shares)	97,386,182
Settlement of restricted share units		692	(692)
Settlement of restricted share units (in Shares)	250,002
Exercise of stock options and warrants		35,482	(1,254)			34,228
Exercise of stock options and warrants (in Shares)	12,316,976
Balance at Dec. 31, 2023		535,009	56,622	(299,810)	2,941	294,762
Balance (in Shares) at Dec. 31, 2023	334,153,330
Net loss				(54,063)		(54,063)
Change in revaluation surplus - digital assets, net of tax					39,120	39,120
Total comprehensive loss, net of tax				(54,063)	39,120	(14,943)
Transfer of revaluation surplus on disposal of digital assets to accumulated deficit, net of tax				19,366	(19,366)
Share-based payment			13,949			13,949
Issuance of common shares		292,534				292,534
Issuance of common shares (in Shares)	137,006,905
Settlement of restricted share units		1,116	(1,116)
Settlement of restricted share units (in Shares)	416,666
Exercise of stock options and warrants		23,627	(1,934)			21,693
Exercise of stock options and warrants (in Shares)	7,755,984
Balance at Dec. 31, 2024		$ 852,286	$ 67,521	$ (334,507)	$ 22,695	$ 607,995
Balance (in Shares) at Dec. 31, 2024	479,332,885